Note 2	3 Months Ended
Jan. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
2.  For the three months ended January 31, 2012 and 2011, the Company’s total stock-based compensation expense was $1.2 million and $1.9 million, respectively.  Included in this total stock-based compensation expense was the vesting of stock options of $1.1 million and $1.3 million for the three months ended January 31, 2012 and 2011, respectively.